Accounts Receivable, Net - Schedule of Presents Movement in the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Presents Movement in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 4,201	$ 4,519	$ 3,350
Additions	967	668	1,273
Reversal	(534)	(806)	(26)
Written off		(142)
Exchange difference	(12)	(38)	(78)
Balance at end of the year	$ 4,622	$ 4,201	$ 4,519